Debt - Narrative (Details)			3 Months Ended		12 Months Ended
	Mar. 29, 2019 USD ($)	Jun. 21, 2017 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 30, 2018 USD ($)
Debt Instrument [Line Items]
Loss on extinguishment of debt			$ 151,000	$ 0	$ 43,000	$ 709,000
Fixed charge ratio
Funded debt to adjusted EBITDA ratio
Board of Directors Chairman [Member]
Debt Instrument [Line Items]
Obligations under the Limited Guaranty	$ 150,000,000,000
Revolving Credit Facility [Member] | Comerica [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Aggregate amount					$ 200,000
Revolving Credit Facility [Member] | Sterling National Bank [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Aggregate amount			100,000
Revolving Credit Facility [Member] | Credit Facility Due June 2022 [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest Rate					4.87%	3.902%
Fixed charge ratio					1.25
Funded debt to adjusted EBITDA ratio					2.25
Revolving Credit Facility [Member] | Credit Facility Due June 2022 [Member] | Comerica [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Credit facility term		5 years
Maximum credit amount		$ 25,000,000.0					$ 20,000,000.0
Aggregate amount		$ 1,000,000
Borrowing availability					$ 10,300,000
Unused line fee		0.25%
Revolving Credit Facility [Member] | Credit Facility Due June 2022 [Member] | Comerica [Member] | Line of Credit [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Interest Rate		0.50%
Revolving Credit Facility [Member] | Credit Facility Due June 2022 [Member] | Comerica [Member] | Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Additional margin rate		2.35%
Interest Rate		2.50%
Revolving Credit Facility [Member] | Credit Facility Due March 2024 [Member] | Sterling National Bank [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Credit facility term	5 years
Maximum credit amount	$ 2,000,000,000,000
Aggregate amount	$ 500,000
Borrowing availability			$ 7,500,000
Revolving Credit Facility [Member] | Credit Facility Due March 2024 [Member] | Sterling National Bank [Member] | Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Additional margin rate	2.25%
Interest Rate	2.50%